Changes in the Group	12 Months Ended
Dec. 31, 2020
Changes in the Group
Changes in the Group

5. Changes in the Group

The following are the consolidated subsidiaries of VIA optronics AG:

					Net Profit (Loss)
		Ownership Interest %			in EUR			Equity in EUR
Name	Place of Business	12/31/2020	12/31/2019	12/31/2018	2020	2019	2018	12/31/2020	12/31/2019
VIA optronics GmbH	Schwarzenbruck, Germany	100	100	*	(1,726,540)	(7,485,107)	*	(5,856,981)	(4,130,440)
VIA optronics LLC	Orlando, Florida, USA	100	100	100	(190,393)	(518,604)	326,012	(1,914,714)	(1,897,939)
VIA optronics (Suzhou) Co., Ltd.	Suzhou, China	100	100	100	4,975,824	547,204	5,309,218	20,090,782	15,603,019
VIA optronics (Taiwan) Ltd.	Taipei, Taiwan	100	100	100	85,037	(17,695)		210,009	130,282
VTS‑Touchsensor Co., Ltd.	Higashi Omi, Japan	65	65	65	15,956	(4,567,009)	(1,659,499)	791,155	804,738

*See Reorganization of the Group’s structure section below

Reorganization of the Groups’ structure

On January 4, 2019, the shareholders of VIA optronics GmbH formed VIA optronics AG, a stock corporation under German law with nominal share capital of TEUR 100. Upon formation, VIA optronics AG’s equity consisted of 100,000 ordinary shares with no par value and a stated value of one Euro (EUR 1) and each shareholder owned the same proportionate interest as in VIA optronics GmbH. On April 18, 2019, the shareholders of VIA optronics GmbH contributed the shares that they held in VIA optronics GmbH to VIA optronics AG by way of a contribution in kind against issuance of new shares. As a result of this contribution, the share capital was increased from TEUR 100 by TEUR 2,900 to TEUR 3,000 in the form of a capital increase by way of a contribution in kind through issuance of 2,900,000 ordinary shares, each with a nominal value of EUR 1 per share, to the former shareholders of VIA optronics GmbH (who are also the founding shareholders of VIA optronics AG) as consideration for their contributions. On June 25, 2019, the contribution of the VIA optronics GmbH shares to VIA optronics AG became legally effective with the registration of the capital increase with the commercial register. With the effectiveness of the contribution and the capital increase by way of a contribution in kind, VIA optronics AG became the sole shareholder of VIA optronics GmbH and the founding shareholders of VIA optronics AG (and former shareholders of VIA optronics GmbH) received the new shares in VIA optronics AG issued in the capital increase proportionate to the shareholdings in VIA optronics GmbH shares that they contributed.

The contribution in kind and resulting reorganization was recognized as a business combination under common control (transaction under common control) using the book value method. As a result, the difference between the nominal value of new shares issued by VIA optronics AG for the acquisition of the shares of VIA optronics AG (TEUR 2,900) and VIA optronics GmbH’s own share capital (TEUR 73) has been accounted for through capital reserve and subscribed capital in the consolidated statement of financial position.

Due to the common control nature of the transaction, the prior‑year comparative disclosures required by IFRS have been presented as if the legal structure of VIA optronics AG had already existed, including earnings per share (see Note 26). Hence the financial statements of VIA optronics AG are effectively the successor to VIA optronics GmbH.

Foundation of Taiwan Subsidiary

On January 2, 2019, VIA optronics (Taiwan) Ltd was founded as a new subsidiary with the purpose of conducting the sales activities for the Group. VIA optronics AG indirectly holds all shares of VIA optronics (Taiwan) Ltd.

Acquisition of VTS

On March 29, 2018, VIA acquired 65% of the shares and voting rights in VTS‑Touchsensor Co., Ltd., Higashi Omi, Japan, a developer and manufacturer of metal mesh touch sensor technologies and electrode base film, from Toppan Touch Panels Products Co., Ltd., (“Toppan”). VIA has power over VTS because the relevant activities are directed through voting rights and potential voting rights (deadlock call right). VIA’s rights are substantive when all available facts and circumstances are considered and they provide VIA with the current ability to direct the relevant activities of VTS. Simultaneous with the acquisition, VTS and Toppan entered into a sale and transfer agreement regarding special technology relevant for the production of touch sensors.

With the acquisition, VIA significantly advanced its vertical integration as VTS produces significant components for VIA’s existing product portfolio in the display technology business. Moreover, VIA could further improve its business relations in the Japanese market and gain additional production know‑how.

At the acquisition date, the Group elected to measure the non‑controlling interests in the acquiree at the proportionate share (35%) of the acquiree’s identifiable net assets.

As of December 31, 2018, the Group reassessed whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviewed the procedures used to measure the amounts to be recognized at the acquisition date. This reassessment confirmed the fair value of the net assets acquired. As Toppan had not operated VTS as a separate entity prior to the sale of the controlling interest to the Group, the bargain purchase gain resulted primarily from the step‑up in the fair value of certain machinery and equipment that Toppan had fully depreciated and fair value related to intangible assets for customer relationships that were not recognized as internally developed intangible assets by Toppan. The Group therefore recognized the gain from bargain purchase from the acquisition amounting to TEUR 2,993, which was recognized as other operating income in the statement of operations.

Transaction costs for due diligence, legal and notary fees in 2018 of TEUR 775 (2017: TEUR 512) were expensed and are included in general administrative expenses. The purchase consideration of the acquisition was paid in cash.

No changes in Group took place during the year ended December 31, 2020.